STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 242,860	$ 196,943	$ 181,284
Cost of goods sold	240,808	189,404	182,895
Gross profit (loss)	2,052	7,539	(1,611)
Research and development	43,840	36,233	35,477
Selling, general and administrative	85,841	67,139	56,132
Asset impairment charge	0	121	6,440
Total operating expenses	129,681	103,493	98,049
Loss from operations	(127,629)	(95,954)	(99,660)
Interest expense, net	50,982	15,413	2,704
Loss on valuation of derivative and warrant liabilities	70,177	12,989	0
Other expense (income), net	1,202	2,629	(812)
Loss before income taxes	(249,990)	(126,985)	(101,552)
Provision for income taxes	16	22	0
Net loss	$ (250,006)	$ (127,007)	$ (101,552)
Net loss per share of common stock, basic (in dollars per share)	$ (2.07)	$ (28.96)	$ (28.08)
Net loss per share of common stock, diluted (in dollars per share)	$ (2.07)	$ (28.96)	$ (28.08)
Shares used in computing net loss per share of common stock, basic (in shares)	120,886	4,385	3,616
Shares used in computing net loss per share of common stock, diluted (in shares)	120,886	4,385	3,616
Product
Revenue	$ 232,450	$ 190,411	$ 172,295
Cost of goods sold	229,142	181,987	173,428
Parts and other service
Revenue	10,410	6,532	8,989
Cost of goods sold	$ 11,666	$ 7,417	$ 9,467